Derivative Instruments	6 Months Ended
Jun. 30, 2013
Derivative Instruments [Abstract]
Derivative Instruments
(7) Derivative Instruments
The Company uses certain derivative financial instruments to hedge the aggregate risk of interest rate fluctuations with respect to its long-term debt, which requires payments based on a variable interest rate index. These risks include: increases in debt rates above the earnings of the encumbered assets, increases in debt rates resulting in the failure of certain debt ratio covenants, increases in debt rates such that assets can no longer be refinanced, and earnings volatility.
In order to reduce such risks, the Company primarily uses interest rate swap agreements to change floating-rate long-term debt to fixed-rate long-term debt. This type of hedge is intended to qualify as a “cash-flow hedge” under FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). For these instruments, the effective portion of the change in the fair value of the derivative is recorded in accumulated other comprehensive loss in the Condensed Consolidated Statement of Stockholders' Equity (Deficit) and recognized in the Condensed Consolidated Statement of Operations and Comprehensive Income (Loss) in the same period in which the hedged transaction impacts earnings. The ineffective portion of the change in the fair value of the derivative is immediately recognized in earnings.
Fair Values of Derivative Instruments

	Liability Derivatives
	June 30, 2013		December 30, 2012
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivative designed as hedging instruments under ASC 815
Interest rate swaps	Derivative Instruments	$31,053	Derivative Instruments	$45,724

Total derivatives		$31,053		$45,724

The Effect of Derivative Instruments on the Statement of Operations and Comprehensive Income (Loss)
for the Three Months Ended June 30, 2013 and July 1, 2012

Derivatives in ASC 815 Cash Flow Hedging Relationships	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		2013	2012
Interest rate swaps	Gain (loss) on derivative instruments	$(5)	$809

Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in Other Comprehensive Income (“OCI”) on Derivative (Effective Portion)		Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	2013	2012		2013	2012		2013	2012
Interest rate swaps	$6,979	$3,991	Interest income/ (expense)	$7,543	$6,785	Gain (loss) on derivative instruments	$(5)	$3

The Effect of Derivative Instruments on the Statement of Operations
for the Six Months Ended June 30, 2013 and July 1, 2012

Derivatives in ASC 815 Cash Flow Hedging Relationships	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		2013	2012
Interest rate swaps	Gain (loss) on derivative instruments	$(9)	$1,644

Derivatives in ASC 815 Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)		Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	2013	2012		2013	2012		2013	2012
Interest rate swaps	$14,680	$(34)	Interest income/ (expense)	$15,076	$13,441	Gain (loss) on derivative instruments	$(9)	$29

On June 23, 2005, the Company entered into and designated an interest rate swap based on a notional amount of $300,000, which matured in June 2012, as a cash flow hedge. Under the swap agreement, the Company received interest equivalent to one month LIBOR and pays a fixed rate of 4.135%, with settlements occurring monthly. On February 20, 2006, the Company redesignated the same interest rate swap as a cash flow hedge for accounting purposes. At December 31, 2006, the swap no longer qualified as an effective hedge. Therefore, the balance in accumulated other comprehensive income has been reclassified into earnings over the life of the hedged item. On January 1, 2007, the Company redesignated the same interest rate swap as a cash flow hedge for accounting purposes. On August 18, 2008, the Company terminated the swap and entered into a settlement agreement with Goldman Sachs in the aggregate amount of $18,947, which also includes the termination of the swap having a notional value of $270,000. The balance in accumulated other comprehensive income was reclassified into earnings over the remaining life of the item previously hedged. As of June 30, 2013, all amounts in accumulated other comprehensive income have been reclassified into earnings.
In connection with financing obtained in 2006, the Company entered into and designated an interest rate swap based on a notional amount of $270,000, which matured in July 2011, as a cash flow hedge. Under the swap agreement, the Company received interest equivalent to one month LIBOR and paid a fixed rate of 5.359%, with settlements occurring monthly. On January 1, 2007, the swap was redesignated. Therefore, the balance in accumulated other comprehensive income has been reclassified into earnings over the life of the hedged item. On August 18, 2008, the Company terminated the swap and entered into a settlement agreement with Goldman Sachs in the aggregate amount of $18,947 which also includes the termination of the swap having a notional value of $300,000. The balance in accumulated other comprehensive income was reclassified into earnings over the remaining life of the item previously hedged. As of June 30, 2013, all amounts in accumulated other comprehensive income have been reclassified into earnings.
In connection with the 2007 Credit Facility, the Company entered into and designated an interest rate swap based on a notional amount of $100,000 maturing September 2014, as a cash flow hedge. Under the swap agreement, the Company receives interest equivalent to one month LIBOR and pays a fixed rate of 5.14%, with settlements occurring monthly. During the three months ended June 30, 2013, the fair value of the swap increased by $1,142, of which $0 was recognized through earnings and $1,142 was recognized through accumulated other comprehensive income. During the six months ended June 30, 2013, the fair value of the swap increased by $2,401, of which $0 was recognized through earnings and $2,401 was recognized through accumulated other comprehensive income.
In connection with the 2007 Credit Facility, the Company entered into and designated an interest rate swap based on a notional amount of $250,000 maturing September 2014, as a cash flow hedge. Under the swap agreement, the Company receives interest equivalent to one month LIBOR and pays a fixed rate of 4.971%, with settlements occurring monthly. During the three months ended June 30, 2013, the fair value of the swap increased by $2,754, of which $0 was recognized through earnings and $2,754 was recognized through accumulated other comprehensive income. During the six months ended June 30, 2013, the fair value of the swap increased by $5,794, of which $1 was recognized through earnings and $5,793 was recognized through accumulated other comprehensive income.
In connection with the First Amendment to the 2007 Credit Facility, the Company entered into and designated an interest rate swap based on a notional amount of $200,000 maturing September 2014, as a cash flow hedge. Under the swap agreement, the Company receives interest equivalent to one month LIBOR and pays a fixed rate of 5.079% with settlements occurring monthly. During the three months ended June 30, 2013, the fair value of the swap increased by $2,254, of which a decrease of $5 was recognized through earnings and an increase of $2,259 was recognized through accumulated other comprehensive income. During the six months ended June 30, 2013, the fair value of the swap increased by $4,742, of which a decrease of $10 was recognized through earnings and an increase of $4,752 was recognized through accumulated other comprehensive income.
In connection with the First Amendment to the 2007 Credit Facility, the Company entered into and designated an interest rate swap based on a notional amount of $75,000 maturing September 2014, as a cash flow hedge. Under the swap agreement, the Company receives interest equivalent to one month LIBOR and pays a fixed rate of 4.941% with settlements occurring monthly. During the three months ended June 30, 2013, the fair value of the swap increased by $824, of which $0 was recognized through earnings and $824 was recognized through accumulated other comprehensive income. During the six months ended June 30, 2013, the fair value of the swap increased by $1,734, of which $0 was recognized through earnings and $1,734 was recognized through accumulated other comprehensive income.
The aggregate amount of unrealized loss related to derivative instruments recognized in other comprehensive loss as of June 30, 2013 and July 1, 2012 was $30,971 and $51,517, respectively.